Property, plant and equipment (Tables)	12 Months Ended
Sep. 30, 2023
Property, plant and equipment [abstract]
Summary of Property, Plant and Equipment

(in USD)	Leasehold and leasehold improvements	Furniture, fixtures and office equipment	Plant equipment	Vehicles	Assets under construction and installation	Total
Cost
At October 1, 2021	—	6,661	58,106	—	225,295	290,062
Additions	69,855	65,939	136,398	58,606	—	330,798
Transfers	—	—	217,625	—	(217,625)	—
Effect of movements in exchange rates	(6,430)	(5,958)	(32,321)	(4,336)	(7,670)	(56,715)
At September 30, 2022	63,425	66,642	379,808	54,270	—	564,145
Additions	37,935	75,797	31,756	141,511	—	286,999
Effect of movements in exchange rates	3,119	(791)	5,162	(6,868)	—	622
At September 30, 2023	104,479	141,648	416,726	188,913	—	851,766
Accumulated depreciation and impairment losses
At October 1, 2021	—	3,359	7,272	—	—	10,631
Depreciation for the year	3,588	3,477	67,838	5,074	—	79,977
Effect of movements in exchange rates	(338)	(621)	(5,786)	(375)	—	(7,120)
At September 30, 2022	3,250	6,215	69,324	4,699	—	83,488
Depreciation for the year	26,667	22,545	84,898	33,397	—	167,507
Impairment for the year	11,276	3,736	—	—	—	15,012
Effect of movements in exchange rates	(700)	(756)	(2,171)	(1,409)	—	(5,036)
At September 30, 2023	40,493	31,740	152,051	36,687	—	260,971
Carrying amounts
At October 1, 2021	—	3,302	50,834	—	225,295	279,431
At September 30, 2022	60,175	60,427	310,484	49,571	—	480,657
At September 30, 2023	63,986	109,908	264,675	152,226	—	590,795

Additions to vehicles during the year ended September 30, 2023 included $31,818 in respect of motorcycles that are used for display and demonstration purposes.